Intangible assets	12 Months Ended
Jun. 30, 2025
Intangible assets
Intangible assets

12.          Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2025 and 2024 were as follows:

	Goodwill	Information systems and software	Future units to be received from barters and others	Total
Costs	6,812	21,854	53,508	82,174
Accumulated depreciation	-	(18,953)	(11,593)	(30,546)
Net book amount at June 30, 2023	6,812	2,901	41,915	51,628
Additions	20	2,723	11,270	14,013
Disposals	-	-	(331)	(331)
Transfers	-	-	38,218	38,218
Currency translation adjustment	(121)	(203)	-	(324)
Amortization charges (i)	-	(1,808)	(340)	(2,148)
Balance as of June 30, 2024	6,711	3,613	90,732	101,056
Costs	6,711	24,374	102,665	133,750
Accumulated amortization	-	(20,761)	(11,933)	(32,694)
Net book amount at June 30, 2024	6,711	3,613	90,732	101,056
Additions	1	3,182	796	3,979
Disposals	(12)	(2)	-	(14)
Transfers	-	2,446	(75,411)	(72,965)
Currency translation adjustment	(44)	(72)	-	(116)
Amortization charges (i)	-	(2,919)	(521)	(3,440)
Balance as of June 30, 2025	6,656	6,248	15,596	28,500
Costs	6,656	29,928	28,050	64,634
Accumulated amortization	-	(23,680)	(12,454)	(36,134)
Net book amount at June 30, 2025	6,656	6,248	15,596	28,500

(i) Amortization charge was recognized in the amount of ARS 1,925 and ARS 788 under "Costs", in the amount of ARS 1,501 and ARS 1,354 under "General and administrative expenses" and ARS 14 and ARS 6 under "Selling expenses" as of June 30, 2025 and 2024, respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 27).